Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

Note 14—Subsequent Events

Management has evaluated subsequent events and believes that there are no events that would have a material impact on the aforementioned financial statements and related disclosures, except for the following:

Private Placement of Common Stock

On December 27, 2014, the Company entered into a Securities Purchase Agreement with the EnCap Funds, the Management Funds and the other selling stockholders pursuant to which the Company agreed to issue and sell to such purchasers an aggregate of 62,500,000 shares of common stock at a price of $7.04 per share pursuant to the exemptions from registration provided in Rule 506 of Regulation D promulgated under Section 4(2) of the Securities Act, such transaction referred to herein as the “private placement.”

On January 28, 2015, the Company closed the private placement and received net proceeds from the issuance of the shares to the purchasers of approximately $434 million (after deducting placement agent commissions and estimated expenses), which the Company intends to use to fund its capital expenditure plan and for general corporate purposes. Upon the closing of the private placement, the Company amended and restated the existing registration rights agreement that it entered into upon the closing of the IPO to give the selling stockholders certain registration rights with respect to the stock purchased in the private placement.

Amended and Restated Revolving Credit Facility

On January 12, 2015, the Company entered into an Amended and Restated Credit Agreement (the “Credit Agreement”) with Eclipse I, as borrower, the Bank of Montreal, as administrative agent and issuing bank, KeyBank National Association, as syndication agent, and each of the lenders party thereto. The Credit Agreement provides for a revolving credit facility, which the Company refers to as the revolving credit facility, of up to $500 million, subject to borrowing base availability, and is scheduled to mature on January 15, 2018. The borrowing base under the revolving credit facility was $100.0 million as of the effective date of the Credit Agreement and is subject to periodic redeterminations based on the Company’s oil and gas reserves. As of January 12, 2015, Eclipse I had no borrowings and approximately $26.9 million of outstanding letters of credit, resulting in borrowing availability of approximately $73.1 million under the revolving credit facility.

The Credit Agreement amended and restated Eclipse I’s previous credit agreement, dated as of February 18, 2014, as amended. The primary change effected by the Credit Agreement was to add Eclipse Resources Corporation as a party to the Credit Agreement and thereby subject Eclipse Resources Corporation to the representations, warranties, covenants and events of default provisions thereof. Relative to the Eclipse I’s previous credit agreement, the Credit Agreement also (i) requires financial reporting regarding, and tests financial covenants with respect to, the Company rather than Eclipse I, (ii) increases the basket sizes under certain of the negative covenants, and (iii) includes certain other changes favorable to Eclipse I. Other terms of the Credit Agreement remain generally consistent with Eclipse I’s previous credit agreement.

The revolving credit facility is secured by mortgages on substantially all of Eclipse I’s properties and guarantees from the Company and its subsidiaries (other than immaterial subsidiaries). Interest is payable at a variable rate based on LIBOR or the prime rate based on Eclipse I’s election at the time of borrowing.

Impairment of Conventional Oil and Natural Gas Properties

Due to the significant decline in oil and natural gas commodity prices in the fourth quarter of 2014 and continuing into 2015, the Company is evaluating its mineral properties for potential impairment. While no impairment was noted related to unconventional proved properties in the Utica Core Area and Marcellus Project Area, the Company’s initial cash flow assessment indicated that the future undiscounted cash flows associated with its conventional proved oil and natural gas properties were not sufficient to recover the carrying value of such assets. The carrying value of the Company’s conventional properties was approximately $51 million at December 31, 2014, which represented approximately 7% of the total carrying value of proved oil and natural gas properties. The Company is in the process of completing the second step of its impairment test; however, consequently, the Company expects to record an impairment charge related to a substantial portion of these conventional properties during the fourth quarter of 2014.

Note 11—Subsequent Events

Revolving Credit Facility

In February 2014, Eclipse I entered into a $500 million senior secured Revolving Credit Facility. The maturity date of the Revolving Credit Facility is January 15, 2018. Interest on outstanding borrowings under the Revolving Credit Facility will accrue based on, at our option, LIBOR or the alternate base rate, in each case, plus an applicable margin that is determined based on the Partnership’s utilization of commitments under the Revolving Credit Facility. The revolver is subject to customary financial and restriction covenants. Currently, the Partnership does not have an established borrowing base under the Revolving Credit Facility.

In January and February 2014, Eclipse I entered into financial commodity derivative contracts with respect to 40,000 Mmbtu per day of its natural gas production in the form of natural gas swaps and puts for a portion of its natural gas volume in 2014 and 2015.

Management has evaluated subsequent events through February 21, 2014 and believes that there are no events that would have a material impact on the aforementioned financial statements and related disclosures.